Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities
Loss for the year	$ (3,687,136)	$ (565,144)	[1]	$ (7,561,686)	[1]
Adjustments to loss for non-cash items
Shared-based payments	95,419	370,040		260,819
Derivatives fair value adjustment	(292,562)	(3,103,350)		506,158
Forgiveness of debt	(273,037)	0	[1]	0	[1]
Net fair value loss/(gain) on revaluation of investment property	891,649	591,244		2,321,283
Loss on disposal of property and equipment	0	0		134,448
Depreciation	3,764	3,804		3,644
Provision for bad debt	37,622	0		9,814
Release of provision relating to litigation	(2,922)	(145,309)		0
Other provisions	26,332	13,816		26,032
Loss on sale of subsidiary	0	0	[1]	32,340	[1]
Loss on sale of real estate investment	0	0		199,728
Loss on foreign currency exchange on discontinued operation	254,935	0		248,359
Revenues normalization	12,419	45,797		90,994
Deferred tax assets/(liabilities)	25,717	(135,359)		(287,665)
Finance costs	3,468,145	3,942,402		4,172,915
Total adjustments for non-cash items	695,545	1,017,941		157,183
Working capital adjustments
(Increase)/decrease in prepaid expenses	(48,025)	88,152		(6,550)
Increase/(decrease) in trade and other receivables	361,414	(85,023)		(397,465)
(Decrease)/increase in trade and other payables	324,547	(147,677)		325,182
Increase/(decrease) in tenant security deposits	51,341	(64,016)		16,421
Increase in corporate tax liabilities	777,035	442,091		391,492
Cash provided by operating activities	2,161,857	1,251,468		486,263
Corporate taxes paid	(429,063)	(398,147)		(284,241)
Finance costs paid	(1,068,007)	(694,494)		(959,851)
Net cash provided by/(used in) operating activities	664,787	158,827		(757,829)
Cash flows from investing activities
Cash given on disposition	(18,281)	0		(110)
Proceeds from sale of real estate investment	0	0		217,180
Acquisition of property and equipment	0	(1,522)		(7,706)
Net cash (used in)/ provided by investing activities	(18,281)	(1,522)		209,364
Cash flows from financing activities
Advances from related party	13,086	150,894		710,219
Proceeds from stock options exercise	5,607	0		0
Proceeds from notes payable to stockholders	390,000	670,000		845,000
Proceeds from line of credit, net	0	0		85,961
Repayment on finance leases and loans	(1,126,095)	(1,026,181)		(1,136,863)
Net cash (used in)/provided by financing activities	(717,402)	(205,287)		504,317
Effect of exchange rates on cash and cash equivalents	73,646	(31,199)		13,631
Net increase/(decrease) in cash and cash equivalents	2,750	(79,181)		(30,517)
Cash and cash equivalents at beginning of year	55,393	134,574		165,091
Cash and cash equivalents at end of year	$ 58,143	$ 55,393		$ 134,574

[1]	Restated for discontinued operations (see note 9 - Discontinued Operations).